Consolidated Statements Of Operations And Comprehensive Income (Parenthetical) (USD $)	12 Months Ended			3 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subordinated Units [Member]	Sep. 30, 2012 Subordinated Units [Member]	Jun. 30, 2012 Subordinated Units [Member]	Dec. 31, 2013 Subordinated Units [Member]
Distributions paid per limited partner unit	$ 1.78	$ 1.8500	$ 1.8108	$ 0	$ 0	$ 0	$ 0